Possible impact of amendments, new standards and interpretations issued but not yet effective for the year ended December 31, 2022	12 Months Ended
Dec. 31, 2022
Possible impact of amendments, new standards and interpretations issued but not yet effective for the year ended December 31, 2022
Possible impact of amendments, new standards and interpretations issued but not yet effective for the year ended December 31, 2022
37	Possible impact of amendments, new standards and interpretations issued but not yet effective for the year ended December 31, 2022
Up to the date of issue of these financial statements, the IASB has issued a number of new or amended standards, which are not yet effective for the year ended December 31, 2022 and which have not been adopted in these financial statements.

Effective for accounting periods beginning on or after
IFRS 17 Insurance Contracts and amendments to IFRS 17 Insurance Contracts	January 1, 2023
Amendments to IAS 1 and IFRS Practice Statement 2, Disclosure of Accounting Policies	January 1, 2023
Amendments to IAS 8, Definition of Accounting Estimates	January 1, 2023
Amendments to IAS 12, Deferred Tax related to Assets and Liabilities arising from a Single Transaction	January 1, 2023
Amendments to IFRS 16, Lease Liabilities in a Sale and Leaseback	January 1, 2024
Amendments to IAS 1, Non-current Liabilities with Covenants	January 1, 2024
Amendments to IAS 1, Classification of Liabilities as Current or Non-current	January 1, 2024
The Group is in the process of making an assessment of what the impact of these developments is expected to be in the period of initial application. So far it has concluded that the adoption of them is unlikely to have a significant impact on the consolidated financial statements.